Income tax - Income tax expense (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total tax expense
Current income tax expense	₽ (4,160)	₽ (2,837)
Deferred tax expense	(269)	(243)
Income tax expense for the year	₽ (4,429)	₽ (3,080)	₽ (3,119)
Continuing and discontinued operations
Total tax expense
Current income tax expense			(2,498)
Deferred tax expense			(420)
Income tax expense for the year			₽ (2,918)